ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 5, 2024	Thomas R. Hiller T +1 617 951 7439 thomas.hiller@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1090

Re:	Sterling Capital Funds (the “Funds”) (File No. 811-06719)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through EDGAR a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended. This proxy statement relates to special meetings of shareholders being held for the purposes described in the enclosed proxy statement.

Please direct any questions you may have with respect to this filing to me at (617) 951-7439. Thank you for your attention in this matter.

Very truly yours,

/s/ Thomas R. Hiller

Thomas R. Hiller, Esq.

cc:	Todd M. Miller

Michelle Whalen

Gary E. Brooks, Esq.